Stock-Based Compensation Plans - Stock-Based Awards (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation Plans
Stock-Based Compensation Plans - Disclosures
Compensation cost	$ 22.2	$ 25.2	$ 24.4
Related income tax benefit	4.6	4.3	4.0
Capitalized as part of an asset	$ 1.2	$ 1.4	$ 1.5
2014 Stock Incentive Plan, Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan
Stock-Based Compensation Plans - Disclosures
Number of shares that will be granted	0